Senior Notes Payable (Details) (USD $)	3 Months Ended		12 Months Ended			1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2014 Senior Lender [Member]	May 30, 2012 Senior Notes Payable [Member]	Oct. 31, 2011 Senior Notes Payable [Member]	Apr. 30, 2011 Senior Notes Payable [Member]	Mar. 31, 2014 Senior Notes Payable [Member]	Mar. 31, 2013 Senior Notes Payable [Member]	Dec. 31, 2013 Senior Notes Payable [Member]	Dec. 31, 2012 Senior Notes Payable [Member]	Dec. 31, 2011 Senior Notes Payable [Member]	Dec. 31, 2013 Senior Notes Payable [Member] Prime Rate [Member]
Debt Instrument [Line Items]
Proceeds from issuance of notes payable and warrants, net of issuance costs				$ 3,500,000		$ 3,500,000	$ 500,000	$ 1,000,000				$ 3,500,000	$ 1,500,000
Principal amount											5,000,000		1,500,000
Term											30 months		6 months
Stated interest rate													6.25%
Basis spread														6.25%
Minimum interest rate											9.50%
Current and long-term carrying amount											2,552,632	4,341,862
Interest expense	426,603	639,113	1,726,455	736,346					421,793	631,098	447,570	379,312
Number of shares called by warrants					225,000							19,337
Exercise price					1.00							2.10	1.75
Expiration date												Jun. 01, 2022	Oct. 31, 2021
Fair value of warrants					95,760							355,116	167,256
Warrant liability	$ 88,050,250		$ 377,747	$ 563,822	$ 95,760